Basic and diluted net income per share (Schedule of Calculation of Basic and Diluted Net Income Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to the Company		¥ 1,523,918	$ 219,491	¥ 1,033,243	¥ 1,064,472
Interest expenses of convertible notes | ¥		81,085
Numerator for diluted income per share | ¥		¥ 1,605,003		¥ 1,033,243	¥ 1,064,472
Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B common shares outstanding	[1]	1,127,343,312	1,127,343,312	1,125,189,978	1,153,140,699
Dilutive effect of share options		684,455	684,455	2,711,486	10,372,442
Dilutive effect of restricted shares					2,604,789
Dilutive effect of restricted share units		15,816,362	15,816,362	22,929,699	32,425,543
Dilutive effect of convertible bonds		72,267,200	72,267,200
Denominator for diluted calculation (in shares)	[1]	1,216,111,329	1,216,111,329	1,150,831,163	1,198,543,473
Basic net income per share (in CNY/dollars per share) | (per share)	[1]	¥ 1.35	$ 0.19	¥ 0.92	¥ 0.92
Diluted net income per share (in CNY/dollars per share) | (per share)	[1]	¥ 1.32	$ 0.19	¥ 0.9	¥ 0.89
American Depository Shares [Member]
Denominator:
Denominator for basic calculation—weighted average number of Class A and Class B common shares outstanding	[1]	56,367,166	56,367,166	56,259,499	57,657,035
Denominator for diluted calculation (in shares)	[1]	60,805,566	60,805,566	57,541,558	59,927,174
Basic net income per share (in CNY/dollars per share) | (per share)	[1]	¥ 27.04	$ 3.89	¥ 18.37	¥ 18.46
Diluted net income per share (in CNY/dollars per share) | (per share)	[1]	¥ 26.4	$ 3.8	¥ 17.96	¥ 17.76

[1]	Each ADS represents 20 Class A common shares.